Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure Of Detailed Information About Current Liabilities And Noncurrent Liabilities Explanatory
	As at December 31
	2022	2021
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	26,113	21,861
Non-convertible debentures	9,497	7,125
Others	3,652	9,325
	39,262	38,311

Non-current liabilities
Loans from banks and others	610,434	596,489
Non-convertible debentures	513,375	575,314
	1,123,809	1,171,803

Total	1,163,071	1,210,114

Schedule of Composition of I.C. Power Loans from Banks and Others
	Weighted- average interest rate December 31	As at December 31,
	2022	2022	2021
	%	$Thousands

Debentures
In shekels	2.50% - 2.75%	522,872	582,439

Loans from banks and others
In shekels	2.40% - 5.40%	640,199	627,675

		1,163,071	1,210,114

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2022	488,455	139,838	586,600	(8,305)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	(923)
Receipt of loans	88,651	13,680	-	-
Repayment of debentures and loans	(21,601)	(25,617)	(5,972)	-
Interest paid	(11,058)	(2,094)	(11,889)	-
Prepaid costs for loans taken	(2,845)	-	-	-

Net cash provided by/(used in) financing activities	53,147	(14,031)	(17,861)	(923)

Effect of changes in foreign currency exchange rates	(51,435)	(8,419)	(68,696)	967
Interest and CPI expenses	27,444	6,764	26,728	-
Changes in fair value, application of hedge accounting and other	(1,416)	-	-	(7,826)

Balance as at December 31, 2022	516,195	124,152	526,771	(16,087)

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2021	615,403	439	304,701	11,014
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	-	-	-	(13,933)
Proceeds from issuance of debentures less issuance expenses	-	-	262,750	-
Receipt of long-term loans from banks	211,738	131,388	-	-
Repayment of loans, debentures and lease liabilities	(601,474)	-	(5,876)	-
Interest paid	(25,095)	-	(6,093)	-
Costs paid in advance in respect of taking out loans	(4,991)	-	-	-
Net cash (used in)/provided by financing activities	(419,822)	131,388	250,781	(13,933)

Changes due to gain of control in subsidiaries	172,163	-	-	12,176
Effect of changes in foreign exchange rates	10,820	2,497	17,993	(487)
Changes in fair value	-	-	-	(13,726)
Interest in the period	38,803	4,275	13,125	-
Other changes and additions during the year	71,088	1,239	-	(3,349)
Balance as at December 31, 2021	488,455	139,838	586,600	(8,305)